Empower Inflation-Protected Securities Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	96 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	1.76%	2.01%
Bloomberg 1-10 Year U.S. Treasury Inflation-Protected Securities Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.47%	2.52%	3.43%
Institutional
Prospectus [Line Items]
Average Annual Return, Percent		7.17%	2.22%	3.08%
Performance Inception Date	Jan. 04, 2018
Investor
Prospectus [Line Items]
Average Annual Return, Percent		6.75%	1.87%	2.72%
Performance Inception Date	Jan. 04, 2018